ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member] | Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization And Principal Activities [Line Items]
Due from Affiliate, Noncurrent	¥ 50,000
Debt Instrument, Term	15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	0.50%
AM Yuehan [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	1.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Variable Interest Entity, Consolidated Net Revenue Percentage	77.70%	100.00%	100.00%
Variable Interest Entity, Consolidated Total Assets Percentage	86.30%	97.40%
Variable Interest Entity, Consolidated Total Liabilities Percentage	71.30%	94.30%